SCHEDULE OF FUTURE AMORTIZATION OF INTANGIBLE ASSETS (Details)	Sep. 30, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2021 (excluding the nine months ended September 30, 2021)	$ 5,450
2022	21,800
2023	21,800
2024	21,800
2025	21,800
Thereafter	2,583
Total	$ 95,233